UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Wealth Management, LLC
Address: 520 Madison Avenue, 26th Floor
         New York, New York 10022


Form 13F File Number: 28-13688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Moran
Title: General Counsel
Phone: 212-396-5910

Signature, Place, and Date of Signing:

/s/Kevin Moran        New York, New York           08/10/2012
--------------------  ---------------------------  ----------
Name                  Place                        Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----------------------------------
028-12765              Tiedemann Trust Company
028-10562              AllianceBernstein, L.P.


PAGE>
                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   1

     Form 13F Information Table Entry Total:             27

     Form 13F Information Table Value Total:   $      66207
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Buckeye Partners LP                     UNIT LTD PTN  118230101     3724   71398   SH      Defined         1    71398
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108     2742  100769   SH      Defined         1   100769
El Paso Pipeline Partners L P           COM UNIT LPI  283702108     1587   46975   SH      Defined         1    46975
Enbridge Energy Partners, L.P.          COM           29250R106     3342  108624   SH      Defined         1   108624
Enbridge Energy Mgmt L L C              SHS UNITS LLI 29250X103     1924   60168   SH      Defined         1    60168
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100     3301   80477   SH      Defined         1    80477
Energy Transfer Partners LP             UNIT LTD PTN  29273R109     2867   64874   SH      Defined         1    64874
Enterprise Products Partners LP         COM           293792107     6042  117910   SH      Defined         1   117910
Ev Energy Partners, LP                  COM UNITS     26926V107      111    2305   SH      Defined         1     2305
ISHARES Trust                           S&P500 GRW    464287309     1596   21717   SH      Defined         1    21717
Kinder Morgan Energy Partners           UT LTD PARTNR 494550106     3592   45728   SH      Defined         1    45728
Kinder Morgan Inc.                      COM           49456B101     1953   60620   SH      Defined         1    60620
Kinder Morgan Mgmt LLC                  SHS           49455U100     3567   48578   SH      Defined         1    48578
Magellan Midstream Partners LP          COM UNIT LP   559080106     4407   62380   SH      Defined         1    62380
Nustar Energy L.P.                      UNIT COM      67058H102     2877   53373   SH      Defined         1    53373
Nustar Gp Holdings LLC                  UNIT RSTG LLC 67059L102     1921   61900   SH      Defined         1    61900
Oneok Partners LP                       UNIT LTD PTN  68268N103     2821   52482   SH      Defined         1    52482
Pioneer Southwest Energy LP             UNIT LP INT   72388B106      173    6730   SH      Defined         1     6730
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     5528   68417   SH      Defined         1    68417
Select Sector SPDR TR                   SBI CONS STPL 81369Y308     3687  106047   SH      Defined         1   106047
SPDR Gold Trust                         GOLD SHS      78463V107     2499   16100   SH      Defined         1    16100
Spectra Energy Partners LP              COM           84756N109     3007   98818   SH      Defined         1    98818
Targa Resources Partners LP             COM UNIT      87611X105      181    5065   SH      Defined         1     5065
TC Pipelines LP                         UT COM LTD PT 87233Q108     2234   51840   SH      Defined         1    51840
Vanguard Natural Resources LLC          COM UNIT      92205F106      118    4550   SH      Defined         1     4550
Western Gas Partners L.P.               COM UNT LP IN 958254104      244    5585   SH      Defined         1     5585
Williams Partners Common Unit LP        COM UNT LP    96950F104      162    3095   SH      Defined         1     3095